CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net (loss) income	$ 20,998	$ (27,322)	$ (16,780)	$ 78,593
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	5,309	5,173	21,369	21,342
Amortization of debt issuance costs	90	301	983	1,088
Stock compensation expense	39	44	173	0
Change in contingent consideration	0	1,221	2,435	(61,599)
Deferred income taxes	0	33	144	260
Noncash operating lease expense	820	781	3,089	2,885
Credit loss expense			0	114
Provision for inventory obsolescence	67	358	1,822	7,030
Change in fair value of derivative liability	2,400	0	2,435
Gain on sale of equipment	(48)	0	0	(110)
Changes in operating assets and liabilities:
Accounts receivable	(30,371)	(19,139)	(31,189)	46,290
Contract assets	(41,021)	9,359	(61,838)	35,641
Inventories	(2,034)	(1,785)	7,693	(4,868)
Prepaid expenses and other current assets	3,518	(1,031)	(15,747)	(25)
Other assets	(12)	340	0	(54)
Accounts payable	21,410	5,733	16,105	(19,380)
Accrued expenses and other current liabilities	(927)	5,504	8,355	(7,603)
Deferred revenue	10,248	1,058	7,780	(2,883)
Contingent consideration			(38,935)	(29,103)
Operating lease liabilities	(837)	(776)	(3,098)	(2,706)
Net cash (used in) provided by operating activities	(10,351)	(20,148)	(97,639)	64,912
Investing activities
Acquisition of long-lived assets			(988)	0
Acquisition, net of cash acquired			(2,077)	(3,017)
Proceeds from sale of property and equipment			0	318
Purchases of property and equipment	(1,250)	(1,643)	(7,479)	(8,478)
Acquisition, net of cash acquired	(500)	(2,077)
Net cash used in investing activities	(1,750)	(3,720)	(10,544)	(11,177)
Financing activities
Proceeds from notes payable, net of issuance costs			0	54,450
Proceeds from Series A preferred units, net of issuance costs	15,317	0	99,920	0
Distributions to members			(5,000)	(90,853)
Repurchase of Class A units	(1,048)	0
Distributions to noncontrolling interest	(75)	(68)	(270)	(395)
Payments of contingent consideration			0	(19,553)
Repayment of notes payable	(680)	(680)	(2,720)	(2,583)
Proceeds from Loan Authorization Agreement			20,000	0
Repayment of Loan Authorization Agreement			(20,000)	0
Payments of debt issuance costs			(311)	0
Payments of deferred offering costs	(1,872)	0	(1,131)	0
Proceeds from revolving credit facility			20,000	15,000
Repayment of revolving credit facility			(20,000)	(15,000)
Net cash provided by (used in) financing activities	11,642	(748)	90,488	(58,934)
Net decrease in cash and cash equivalents	(459)	(24,616)	(17,695)	(5,199)
Cash and cash equivalents:
Beginning of period	27,908	45,603	45,603	50,802
End of period	27,449	20,987	27,908	45,603
Supplemental disclosures of cash flow information:
Cash paid for interest	6,340	6,820	30,998	28,207
Supplemental disclosures of noncash financing and investing activities:
Purchase of property and equipment in accounts payable and accrued expenses	829	510	253	209
Series A preferred units accretion	1,362	0	450	0
Equity issued in business combination			0	3,547
VRA final net working capital adjustment and holdbacks			0	2,577
Deferred offering costs in accounts payable and accrued expenses	4,726	0	2,711	0
Deferred financing costs in accrued expenses	1,100	0
Right-of-use assets obtained in exchange for new lease liabilities	$ 445	$ 573	915	305
Transfer of fixed assets to inventory			4,878	0
Transfer of inventory to fixed assets			243	2,037
Equity issued in settlement of contingent consideration			$ 61,650	$ 76,973